SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies
Recovered bad debt and doubtful accounts		$ 2,269	$ 9,051
Inventory	$ 1,654,116	$ 2,284,922	$ 2,752,636
FDIC Insurance amount	250,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies
Recovered bad debt and doubtful accounts	$ 71